INCOME TAXES (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax [Line Items]
Statutory domestic (Chile) income tax rate	27.00%	25.50%	24.00%	22.50%
Tax Expense at statutory tax rate	$ (257,451)	$ (61,037)	$ (63,174)
Tax effect of foreign tax rates	3,464	(7,118)	(13,368)
Tax effect of revenues exempt from taxation	82,521	40,133	33,834
Tax effect of not deductible expenses	(53,510)	(28,783)	(10,987)
Tax rate effect of tax loss carry forwards	15	(44)	0
Tax effect of Previously Unrecognized Tax Benefit in the Statements of Profit or Loss	(91)	195	0
Tax effect of a new evaluation of assets for deferred not recognized taxes	0	5,311	17,157
Tax rate effect from change in tax rate (opening balances)	0	78,946	(3,681)
Tax rate effect of adjustments for current tax of prior periods	(1,732)	(227)	(6,899)
Other tax rate effects	19	3,616	1,471
Total adjustments to tax expense at applicable tax rate	30,686	92,029	17,527
Tax benefit (expense) at effective tax rate	$ 226,765	$ (30,992)	$ 45,647